Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 2,455,009	$ 2,545,541	$ 2,929,830
Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			287,187
Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	184,716	258,773
Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	18,961	83,999	97,944
Maria Soledad Arellano Schimdt [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	78,652
Maria Soledad Arellano Schimdt [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	4,741
Jorge Atton Palma [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			95,729
Jorge Atton Palma [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		76,781
Jorge Atton Palma [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		24,841	32,648
Julio Pellegrini Vial [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			95,729
Julio Pellegrini Vial [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	78,652	90,996
Julio Pellegrini Vial [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	7,110	29,579	32,648
Hernan Cheyre Valenzuela [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	27,412	67,914
Hernan Cheyre Valenzuela [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 7,110	22,638
Enrique Cibie' Bluth [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			95,729
Enrique Cibie' Bluth [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		23,082
Enrique Cibie' Bluth [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		$ 6,941	$ 32,648